ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	June 30, 2025	December 31, 2024
Payroll and social security payable	$16,235	$182,118
Other payables and accrued liabilities	13,568	14,695
Total Accounts Payable and Accrued Liabilities	$29,803	$196,813

	2024	2023

Payroll and social security payable	$182,118	$82,494
Bonus payable	—	18,603
Other payables and accrued liabilities	14,695	872
Total Accounts Payable and Accrued Liabilities	$196,813	$101,969